Annual Total Returns- Vanguard Municipal Money Market Fund (Retail) [BarChart] - Retail - Vanguard Municipal Money Market Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.06%	0.04%	0.01%	0.01%	0.01%	0.33%	0.74%	1.31%	1.40%	0.50%